                          VAN KAMPEN SENIOR LOAN FUND

                         SUPPLEMENT DATED JULY 17, 2008
                                     TO THE
                CLASS A SHARES, CLASS B SHARES, CLASS C SHARES,
                 CLASS IB SHARES AND CLASS IC SHARES PROSPECTUS
                            DATED NOVEMBER 30, 2007

     The Prospectus is hereby supplemented as follows:

     (1) The first paragraph of the section entitled "MANAGEMENT OF THE
FUND -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by members of the Adviser's Senior Loan Group, which currently includes Howard Tiffen, Senior Adviser of the Adviser, Christina Jamieson, Managing Director and portfolio manager of the Adviser and Vice President of the Fund, Philip Yarrow, Executive Director and portfolio manager of the Adviser, Gerard Fogarty, Vice President and assistant portfolio manager of the Adviser, and Jeffrey Scott, Vice President and assistant portfolio manager of the Adviser. Ms. Jamieson and Mr. Yarrow currently are primarily responsible for the day-to-day management of the Fund. Ms. Jamieson and Mr. Yarrow will transition day-to-day management of the Fund's portfolio to Mr. Yarrow effective August 1, 2008. Ms. Jamieson will continue to assist in the overall transition of the Fund's management through October 2008. Mr. Tiffen is currently associated with the Adviser and members of the Senior Loan Group in a senior adviser capacity.

     (2) The following paragraphs are hereby inserted after the fourth paragraph in the section entitled "MANAGEMENT OF THE FUND -- PORTFOLIO MANAGEMENT":

Mr. Fogarty joined the Adviser in 2007 and began managing the Fund in July 2008. Mr. Fogarty has approximately 11 years of investment experience. From 2003 to 2007 and prior to joining the Adviser, Mr. Fogarty was employed by JP Morgan and held a number of positions including Director in the financial institutions group, and, most recently as a Credit Executive in the commercial real estate group. Prior to joining JP Morgan, Mr. Fogarty was employed as an Associate in the financial institutions
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group at Bank of America. Mr. Fogarty received a B.S. from Indiana University and an M.B.A. from the University of Chicago Graduate School of Business.

Mr. Scott joined the Adviser in 2005 and began managing the Fund in July 2008. Mr. Scott has approximately 18 years of investment industry experience. Prior to joining the Adviser, Mr. Scott was employed by State Farm Insurance Companies where he served as an Assistant Vice President in the Mutual Fund Group responsible for product development and strategy as well as a Regional Vice President for Sales for the Financial Services Division. Mr. Scott received a B.S. from Elmhurst College and an M.B.A. from the University of Chicago Graduate School of Business. Mr. Scott also holds the Chartered Financial Analyst designation.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     SLFSPT 7/08
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                          VAN KAMPEN SENIOR LOAN FUND

                         SUPPLEMENT DATED JULY 17, 2008
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED NOVEMBER 30, 2007
                  AS PREVIOUSLY SUPPLEMENTED ON JUNE 10, 2008

The Statement of Additional Information is hereby supplemented as follows:

     (1) In the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS," the following paragraphs are inserted after the third paragraph:

As of July 17, 2008, Gerard Fogarty managed three registered investment companies with a total of approximately $5.8 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

As of July 17, 2008, Jeffrey Scott managed three registered investment companies with a total of approximately $5.8 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

     (2) In the section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS," the following paragraph is inserted after the first paragraph:

     As of July 17, 2008, the dollar range of securities beneficially owned by the portfolio managers shown below in the Fund is:

     Gerard Fogarty -- $1-10,000;

     Jeffrey Scott -- $1-10,000.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 SLFSPTSAI2 7/08